Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value [Line Items]
Fair Value for Investments [Table Text Block]
Following is a summary of fair value measurements for investments as of December 31, 2025 and 2024:

	Fair Value	Level 1	Level 2	Level 3
December 31, 2025
Mutual Funds	$231,082,289	231,082,289	—	—
Publix Stock	5,486,909,421	—	5,486,909,421	—
Collective Investment Funds	2,529,415,388	—	2,529,415,388	—
Total Investments	$8,247,407,098	231,082,289	8,016,324,809	—

December 31, 2024
Mutual Funds	$198,991,084	198,991,084	—	—
Publix Stock	5,628,950,800	—	5,628,950,800	—
Collective Investment Funds	2,031,386,602	—	2,031,386,602	—
Total Investments	$7,859,328,486	198,991,084	7,660,337,402	—